Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000007773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007773 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000007773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007773 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007773 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092055 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092055 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092055 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092055 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092055 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000092055 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092055 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092055 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000092055 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092055 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092055 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092055 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007774 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007774 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007774 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007774 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007774 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007774 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007774 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007774 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000007774 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007774 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007774 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007774 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170274 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000170274 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000170274 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000170274 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170274 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000170274 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000170274 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170274 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000170274 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170274 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170274 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170274 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007775 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007775 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007775 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007775 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000007775 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007775 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007775 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007775 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007775 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007775 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007775 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007775 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007778 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007778 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007778 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007778 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000007778 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007778 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007778 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007778 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007778 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007778 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007778 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007778 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007776 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007776 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007776 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007776 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000007776 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007776 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007776 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007776 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007776 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007776 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007776 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007776 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007777 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007777 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007777 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000007777 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007777 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007777 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007777 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007777 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007777 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007777 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000007783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007783 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007783 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007783 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007783 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007783 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007783 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000007783 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000007786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007786 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007786 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007786 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007786 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007786 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000007786 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000007784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007784 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007784 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007784 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007784 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007784 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000007784 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000007785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007785 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007785 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000007785 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007787 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007787 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007787 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007787 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007787 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007787 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007787 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007787 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007787 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007787 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007787 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000007787 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007790 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007790 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000007790 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007788 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007788 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007788 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007788 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007788 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007788 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007788 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007788 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007788 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007788 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007788 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000007788 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007789 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007789 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007789 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007789 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007789 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007789 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007789 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007789 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007789 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007789 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007789 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000007789 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%